                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-06071

                           SCUDDER INSTITUTIONAL FUNDS
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        09/30

Date of reporting period:       09/30/05

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Inflation Protected Plus Fund

Annual Report to Shareholders

September 30, 2005

Contents

Click Here Information About Your Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Report of Independent Registered Public Accounting Firm

Click Here Tax Information

Click Here Investment Management Agreement Approval

Click Here Trustees and Officers

Click Here Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Although inflation-indexed bonds are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the fund's value. If interest rates rise due to reasons other than inflation, the fund's investment in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. Moreover, if the fund purchases inflation-indexed bonds offered by foreign issuers, the rate of inflation measured by the foreign index may not be correlated to the rate of inflation in the US. The fund is subject to interest rate risk, which means that the value of inflation-indexed bonds and other fixed income securities held by the fund generally will decline as interest rates rise. The full faith and credit guarantee of the US government, which attaches to certain securities that the fund invests in, doesn't protect the fund against interest rate risk. The fund invests in derivatives seeking to hedge positions in certain securities and to generate income in order to enhance the fund's returns.

Derivatives can be more volatile and less liquid than traditional fixed-income securities. There can be no assurance that the fund will meet its objective or that any strategy employed by the fund will be successful. Please see the prospectus for specific details regarding the fund's risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had they not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the period ended September 30, 2005.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the period ended September 30, 2005
Actual Fund Return*	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 7/8/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/05	$ 1,012.70	$ 1,012.10	$ 1,012.20	$ 1,014.00	$ 1,014.30
Expenses Paid per $1,000**	$ 2.11	$ 3.87	$ 3.87	$ 1.88	$ 1.52

* For the period July 8, 2005 (commencement of operations) to September 30, 2005.

** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days since the commencement of the class (July 8, 2005), then divided by 365.

Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 4/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 9/30/05	$ 1,020.56	$ 1,016.80	$ 1,016.80	$ 1,021.06	$ 1,021.81
Expenses Paid per $1,000***	$ 4.56	$ 8.34	$ 8.34	$ 4.05	$ 3.29

*** Expenses (hypothetical expenses if the Fund had been in existence from 4/1/05) are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
Scudder Inflation Protected Plus Fund	.90%	1.65%	1.65%	.80%	.65%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

Scudder Inflation Protected Plus Fund: A Team Approach to Investing

Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the Scudder Inflation Protected Plus Fund. DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Portfolio Management Team

William Chepolis, CFA

Managing Director of Deutsche Asset Management and Co-Manager of the fund.

Joined Deutsche Asset Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank's fixed income and foreign exchange portfolios.

Senior Mortgage Backed Portfolio Manager: New York.

Joined the fund in 2005.

BIS, University of Minnesota.

Robert Wang

Managing Director of Deutsche Asset Management and Co-Manager of the fund.

Global Asset Allocation senior portfolio manager: New York.

Joined Deutsche Asset Management in 1995 as a senior fixed income portfolio manager after 13 years of experience at J.P. Morgan & Co. trading fixed income, derivatives and foreign exchange products.

Joined the fund in 2005.

BS, The Wharton School, University of Pennsylvania.

Effective October 21, 2005, Mr. Chepolis and Mr. Wang became co-managers of the fund.

In the following interview, Co-Manager Jan Faller discusses his strategy in managing Scudder Inflation Protected Plus Fund during the abbreviated reporting period ended September 30, 2005. Mr. Faller was Co-Manager of the fund until October 21, 2005. As of that date Mr. Chepolis and Mr. Wang assumed the fund's management duties. The fund commenced operations on July 8, 2005.

Q:  First, what are inflation-indexed bonds and how do they work?

A:  An inflation-indexed bond is a special type of fixed-income security that is structured to provide protection against inflation. The most common example in the United States is the Treasury Inflation Protected Security (TIPS). With TIPS, both the value of the principal and the interest income paid on the security are adjusted to track changes in the Urban Consumer Price Index (CPI—U) or a comparable inflation index. Interest income paid on the security is applied to the inflation-adjusted principal rather than to the security's original face value.

As a result, during periods of inflation, every interest payment on a TIPS will be greater than the one before it. In periods of deflation, the opposite will be true. When a TIPS matures, the investors receive the greater of either the inflation-adjusted principal or the original face value. However, not all inflation-indexed bonds provide the guarantee of the return of the original face value of the bond.

To better understand inflation-indexed securities, consider the example on the following page.

Suppose $1,000 is invested in a 10-year inflation-indexed bond with a 4% coupon rate.

If inflation is 3% during the following year, the face value would be adjusted to $1,030, and the annual interest payment would be $41.20 (4% of $1,030).

If inflation climbs by 3% again the following year, the principal would be adjusted to $1,060.90 ($1,030 x 1.03), and the interest payment would be $42.44 (4% of $1,060.90).

If inflation falls by 3% in the third year, the face value would be adjusted downward to $1029.07 ($1,060.90 x 0.97).

Q:  How do you manage the fund?

A:  We construct the portfolio using both "top-down" analysis and "bottom-up" individual security selection. The top-down analysis takes into account the rate of inflation, current economic conditions and the shape of the yield curve. The bottom-up analysis allows us to compare the relative value and credit quality of similar securities as well as the liquidity of potential holdings in order to determine the best individual securities to hold in the portfolio. We also use Scudder's Global Asset Allocation strategy to seek to enhance the fund's return using varying investment weightings in the global bond and currency markets to capture short- and medium-term market moves. Though there can be no guarantee, this structured and disciplined portfolio construction and risk-management process is intended to create a portfolio of bond and currency positions that seeks to generate returns for the fund that exceed those that could be achieved without this global asset allocation strategy.

Q:  How have you positioned the portfolio thus far in the fund's short history?

A:  There has been a great deal of volatility and uncertainty surrounding US interest rates during the past three months, due largely to Hurricane Katrina and the subsequent jump in energy prices. In the wake of the disaster, investors have struggled to assess the impact on economic growth and the likely response of the Federal Reserve Board (the Fed). In this environment, we maintained a neutral duration (interest rate sensitivity) in order not to add risk to the fund via a level of interest rate exposure that is more or less than that of the benchmark. While the fund does not own all issues of inflation-protected bonds, we seek to approximate the yield curve exposure of the Lehman Brothers US Treasury TIPS Index by holding representative securities across the maturity spectrum. Since the fund's inception, we have sought to maintain a low cash balance in an effort to maximize the inflation-protection benefits associated with owning inflation-protected securities.

Q:  What is your overall view of the investment environment?

A:  We are moderately more concerned about rising inflation, in light of the expected impact of Hurricane Katrina on the financial markets. Following the hurricane, energy costs reached historic levels with crude oil exceeding $70 a barrel. This could lead to broader price pressure, as could the fact that the prices of other commodities also remain high. Additionally, the fiscal stimulus in response to Katrina may have medium-term inflationary effects on the US economy. Our concern on this front is dampened by the lack of pressure from labor costs — in our view, overall inflation should remain moderate as long as wages stay in check. We expect that the Fed will continue to raise interest rates in quarter-point increments for the remainder of this year, with some additional hikes possible in the first half of next year.

Although reported inflation remains moderate, we believe there is a strong case to be made for investment in this fund. In a time of rising inflation, it would be reasonable to expect both stocks and traditional fixed-income securities to experience weakness. As a result, we believe our fund offers a compelling option for investors who are seeking greater diversification in their portfolios.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary September 30, 2005

Asset Allocation	9/30/05

US Treasury Obligations	96%
Cash Equivalents	4%
100%
Quality (Excludes Cash Equivalents)	9/30/05

US Government and Agencies	100%

Asset allocation and quality are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

Effective Maturity (Excludes Cash Equivalents)	9/30/05

Less than 1 year	2%
1 < 5 years	49%
5 < 10 years	18%
Greater than 10 years	31%
100%

Weighted average effective maturity: 5.93 years.

Effective maturity is subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th day of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of September 30, 2005

	Principal Amount ($)	Value ($)

US Treasury Obligations 94.4%
US Treasury Bill, 2.88%*, 10/20/2005 (a)	105,000	104,244
US Treasury Inflation-Indexed Bonds:
2.375%, 1/15/2025	725,522	776,196
3.875%, 4/15/2029	3,743,555	5,124,574
US Treasury Inflation-Indexed Notes:
0.875%, 4/15/2010	4,857,282	4,733,193
1.625%, 1/15/2015	3,555,516	3,513,294
3.625%, 1/15/2008	4,565,145	4,832,279
Total US Treasury Obligations (Cost $19,051,834)		19,083,780
	Shares	Value ($)

Cash Equivalents 4.4%
Scudder Cash Management QP Trust, 3.74% (b) (Cost $891,401)	891,401	891,401
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $19,943,235)+	98.8	19,975,181
Other Assets and Liabilities, Net	1.2	250,153
Net Assets	100.0	20,225,334

+ The cost for federal income tax purposes was $19,943,235. At September 30, 2005, net unrealized appreciation for all securities based on tax cost was $31,946. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $54,332 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $22,386.

* Annualized yield at time of purchase, not coupon rate.

(a) At September 30, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

At September 30, 2005, open future contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)
10 Year Canadian Government Bonds	12/19/2005	17	1,703,901	1,682,452	(21,449)
10 Year Republic of Germany Bond	12/8/2005	16	2,356,231	2,356,202	(29)
Total net unrealized depreciation					(21,478)

At September 30, 2005, open future contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation($)
10 Year Australian Bond	12/15/2005	8	647,009	639,522	7,487
10 Year US Treasury Note	12/20/2005	22	2,460,917	2,418,281	42,636
United Kingdom Treasury Bond	12/28/2005	5	1,000,063	994,165	5,898
Total net unrealized appreciation					56,021

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of September 30, 2005
Assets
Investments: Investments in securities, at value (cost $19,051,834)	$ 19,083,780
Investment in Scudder Cash Management QP Trust (cost $891,401)	891,401
Total investments in securities, at value (cost $19,943,235)	19,975,181
Cash	18,817
Interest receivable	138,724
Receivable for Fund shares sold	35,185
Receivable for variation margin on open futures contracts	9,945
Unrealized appreciation on forward foreign currency exchange contracts	41,204
Due from Advisor	15,942
Deferred offering costs	54,550
Total assets	20,289,548
Liabilities
Dividends payable	2,282
Unrealized depreciation on forward foreign currency exchange contracts	9,237
Other accrued expenses and payables	52,695
Total liabilities	64,214
Net assets, at value	$ 20,225,334
Net Assets
Net assets consist of: Undistributed net investment income	138,958
Net unrealized appreciation (depreciation) on: Investments	31,946
Futures	34,543
Foreign currency related transactions	31,967
Accumulated net realized gain (loss)	23,903
Paid-in capital	19,964,017
Net assets, at value	$ 20,225,334

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of September 30, 2005 (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($81,112 ÷ 8,021 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.11
Maximum offering price per share (100 ÷ 97.25 of $10.11)	$ 10.40

Class B

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($79,771 ÷ 7,884 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 10.12

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($60,996 ÷ 6,028 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 10.12
Class S Net Asset Value, offering and redemption price(a) per share ($180,124 ÷ 17,801 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.12

Institutional Class

Net Asset Value, offering and redemption price(a) per share ($19,823,331 ÷ 1,959,194 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 10.12

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the period July 8, 2005 (commencement of operations) to September 30, 2005
Investment Income
Income: Interest	$ 147,888
Interest — Scudder Cash Management QP Trust	4,502
Total Income	152,390
Expenses: Management fee	18,133
Administrative fee	7,321
Distribution service fees	89
Services to shareholders	385
Custodian and accounting fees	2,125
Auditing	41,796
Legal	595
Trustees' fees and expenses	385
Reports to shareholders	7,463
Registration fees	393
Offering expenses	16,561
Other	892
Total expenses, before expense reductions	96,138
Expense reductions	(66,621)
Total expenses, after expense reductions	29,517
Net investment income	122,873
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	15,091
Futures	19,630
Foreign currency related transactions	51,060
85,781
Net unrealized appreciation (depreciation) during the period on: Investments	31,946
Futures	34,543
Foreign currency related transactions	31,967
98,456
Net gain (loss) on investment transactions	184,237
Net increase (decrease) in net assets resulting from operations	$ 307,110

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	For the period ended September 30, 2005*
Operations: Net investment income	$ 122,873
Net realized gain (loss) on investment transactions	85,781
Net unrealized appreciation (depreciation) during the period on investment transactions	98,456
Net increase (decrease) in net assets resulting from operations	307,110
Distributions to shareholders from: Net investment income: Class A	(25)
Class B	(4)
Class C	(3)
Class S	(179)
Institutional Class	(45,582)
Fund share transactions: Proceeds from shares sold	21,415,556
Reinvestment of distributions	43,463
Cost of shares redeemed	(1,495,002)
Net increase (decrease) in net assets from Fund share transactions	19,964,017
Increase (decrease) in net assets	20,225,334
Net assets at beginning of period	—
Net assets at end of period (including undistributed net investment income of $138,958)	$ 20,225,334

* For the period from July 8, 2005 (commencement of operations) to September 30, 2005.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.06
Net realized and unrealized gain (loss) on investment transactions	.07
Total from investment operations	.13
Less distributions from: Net investment income	(.02)
Net asset value, end of period	$ 10.11
Total Return (%)[c]	1.27d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.1
Ratio of expenses before expense reductions (%)	2.52*
Ratio of expenses after expense reductions (%)	.90*
Ratio of net investment income (%)	2.47*
Portfolio turnover rate (%)	28*

[a] For the period from July 8, 2005 (commencement of operations) to September 30, 2005.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charges.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class B
2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.04
Net realized and unrealized gain (loss) on investment transactions	.08
Total from investment operations	.12
Less distributions from: Net investment income	(.00)***
Net asset value, end of period	$ 10.12
Total Return (%)[c]	1.21d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.1
Ratio of expenses before expense reductions (%)	3.26*
Ratio of expenses after expense reductions (%)	1.65*
Ratio of net investment income (%)	1.72*
Portfolio turnover rate (%)	28*

[a] For the period from July 8, 2005 (commencement of operations) to September 30, 2005.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charges.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C
2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.04
Net realized and unrealized gain (loss) on investment transactions	.08
Total from investment operations	.12
Less distributions from: Net investment income	(.00)***
Net asset value, end of period	$ 10.12
Total Return (%)[c]	1.22d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.1
Ratio of expenses before expense reductions (%)	3.26*
Ratio of expenses after expense reductions (%)	1.65*
Ratio of net investment income (%)	1.72*
Portfolio turnover rate (%)	28*

[a] For the period from July 8, 2005 (commencement of operations) to September 30, 2005.

[b] Based on average shares outstanding during the period.

[c] Total return does not reflect the effect of any sales charges.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S
2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.06
Net realized and unrealized gain (loss) on investment transactions	.08
Total from investment operations	.14
Less distributions from: Net investment income	(.02)
Net asset value, end of period	$ 10.12
Total Return (%)	1.40c**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2
Ratio of expenses before expense reductions (%)	2.39*
Ratio of expenses after expense reductions (%)	.80*
Ratio of net investment income (%)	2.57*
Portfolio turnover rate (%)	28*

[a] For the period from July 8, 2005 (commencement of operations) to September 30, 2005.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Institutional Class
2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income (loss) from investment operations: Net investment income[b]	.07
Net realized and unrealized gain (loss) on investment transactions	.07
Total from investment operations	.14
Less distributions from: Net investment income	(.02)
Net asset value, end of period	$ 10.12
Total Return (%)	1.43c**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20
Ratio of expenses before expense reductions (%)	2.12*
Ratio of expenses after expense reductions (%)	.65*
Ratio of net investment income (%)	2.72*
Portfolio turnover rate (%)	28*

[a] For the period from July 8, 2005 (commencement of operations) to September 30, 2005.

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Notes to Financial Statements

A. Significant Accounting Policies

Scudder Inflation Protected Plus Fund (the "Fund") is a diversified series of Scudder Institutional Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts Business Trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges. (Please refer to the Fund's Statement of Additional Information.)

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, services to shareholders, transfer agent fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. The Fund may also engage in forward currency contracts for non-hedging purposes.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Inflation-Indexed Instruments. Inflation-indexed instruments are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-indexed instrument will result in an adjustment of interest income which is distributed to shareholders annually. Investors will receive their inflation-adjusted principal at maturity.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. Distributions are declared daily and distributed to shareholders monthly from net investment income. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures, forward currency contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At September 30, 2005, the Fund's components of distributable earnings (accumulated losses) on a tax-basis were as follows:

Undistributed ordinary income*	$ 208,878
Undistributed long-term capital gains	$ 30,869
Net unrealized appreciation (depreciation) on investments	$ 31,946

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

Year Ended September 30,
2005
Distributions from ordinary income*	$ 45,793

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital. There were no redemption fees charged for the period July 8, 2005 (commencement of operations) to September 30, 2005.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Offering Costs. Offering costs for the Fund were paid in connection with the offering of shares and are being amortized over one year.

Expenses. Expenses of the Trust arising in connection with a specific series of the Trust, including the Fund, are allocated to that series. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the series in the Trust including the Fund.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the period July 8, 2005 (commencement of operations) to September 30, 2005, purchases and sales of investment securities (excluding short-term investments) aggregated $20,346,012 and $1,359,408, respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for the Fund.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The fee payable under the Investment Advisory Agreement (the "Investment Advisory Fee") is equal to an annual rate of 0.40% of the first $1,500,000,000 of the Fund's average daily net assets, 0.375% of the next $500,000,000 of such net assets, 0.36% of the next $1,000,000,000 of such net assets, 0.345% of the next $1,000,000,000 of such net assets, 0.33% of the next $1,000,000,000 of such net assets, 0.315% of the next $1,000,000,000 of such net assets, and 0.30% of such net assets in excess of $6,000,000,000, computed and accrued daily and payable monthly.

For the period July 8, 2005 (commencement of operations) through January 30, 2007, the Advisor and the Administrator have contractually agreed to waive all or a portion of the management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the total operating expenses of Classes A, B, C, S, and Institutional Class shares at no more than 0.90%, 1.65%, 1.65%, 0.80% and 0.65%, respectively, of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

Under this arrangement, for the period ended September 30, 2005, the Advisor waived $18,133 of management fees, which was equivalent to an annualized effective rate of 0.00% of the Fund's daily average net assets.

In addition, for the period July 8, 2005 (commencement of operations) to September 30, 2005, the Advisor reimbursed $41,198 of other expenses for the Fund.

Administrator Service Fee. For its services as Administrator, Investment Company Capital Corp. ("ICCC") receives a fee (the "Administrator Service Fee") of 0.30% of average daily net assets for Class A, B and C shares, 0.42% for Class S shares and 0.16% for Institutional Class shares, computed and accrued daily and payable monthly. For the period July 8, 2005 (commencement of operations) to September 30, 2005, the Administrator Service Fee was as follows:

Administrator Service Fee	Total Aggregated	Waived
Class A	$ 8	$ 8
Class B	12	12
Class C	12	12
Class S	83	52
Institutional Class	7,206	7,206
	$ 7,321	$ 7,290

Distribution Agreement. Under the Distribution Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.25% of average daily net assets of Class A shares and 0.75% of average daily net assets of the Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the period July 8, 2005 (commencement of operations) to September 30, 2005, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at September 30, 2005
Class A	$ 7	$ 7
Class B	31	30
Class C	30	26
	$ 68	$ 63

In addition, SDI provides information and administration services ("Shareholder Servicing Fee") to Class B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the period July 8, 2005 (commencement of operations) to September 30, 2005, the shareholder servicing fee was as follows:

Shareholder Servicing Fee	Total Aggregated	Unpaid at September 30, 2005	Annualized Effective Rate
Class B	$ 11	$ 10.25%
Class C	10	9.25%
	$ 21	$ 19

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. There were no underwriting commissions paid for the period July 8, 2005 (commencement of operations) to September 30, 2005.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period July 8, 2005 (commencement of operations) to September 30, 2005, there was no CDSC for Class B and C shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the period July 8, 2005 (commencement of operations) to September 30, 2005, SDI received none.

Typesetting and Filing Service Fees. Under an agreement with Deutsche Investment Management Americas Inc. ("DeIM"), an indirect, wholly owned subsidiary of Deutsche Bank AG, DeIM is compensated for providing typesetting and regulatory filing services to the Fund. For the period July 8, 2005 (commencement of operations) to September 30, 2005, the amount charged to the Fund by DeIM included in reports to shareholders aggregated $6,700, all of which is unpaid at September 30, 2005.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Ownership of the Fund

As of September 30, 2005, the Pathway Growth and Pathway Conservative Portfolios held 62% and 35%, respectively, of the total shares outstanding of the Fund.

E. Forward Foreign Currency Exchange Contracts

The Fund had the following open forward foreign currency exchange contracts at September 30, 2005:

Contracts to Deliver		In Exchange For		Settlement Date	Net Unrealized Appreciation
USD	1,207,415	AUD	1,595,000	10/27/2005	$ 10,034
USD	772,365	CAD	906,000	10/26/2005	8,574
CHF	30,000	USD	23,339	10/27/2005	11
EUR	2,003,000	USD	2,420,966	10/27/2005	2,639
JPY	165,111,000	USD	1,481,480	10/27/2005	19,946
Total unrealized appreciation					$ 41,204
Contracts to Deliver		In Exchange For		Settlement Date	Net Unrealized Depreciation
USD	1,432,900	GBP	805,000	10/27/2005	$ (9,237)
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro Currency
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Period Ended September 30, 2005*
	Shares	Dollars
Shares sold
Class A	8,020	$ 80,891
Class B	7,884	79,524
Class C	6,028	60,739
Class S	17,785	178,534
Institutional Class	2,102,422	21,015,868
		$ 21,415,556
Shares issued to shareholders in reinvestment of distributions
Class A	1	$ 11
Class B	—**	4
Class C	—**	3
Class S	16	163
Institutional Class	4,331	43,282
		$ 43,463
Shares redeemed
Class A	—**	$ (2)
Institutional Class	(147,559)	(1,495,000)
		$ (1,495,002)
Redemption fees		$ —
Net increase (decrease)
Class A	8,021	$ 80,900
Class B	7,884	79,528
Class C	6,028	60,743
Class S	17,801	178,697
Institutional Class	1,959,194	19,564,149
		$ 19,964,017

* For the period July 8, 2005 (commencement of operations) to September 30, 2005.

** Amount is less than one share.

G. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. The funds' advisors have been cooperating in connection with these inquiries and are in discussions with these regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Based on currently available information, however, the funds' investment advisors believe the likelihood that the pending lawsuits and any regulatory settlements will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Report of Independent Registered Public Accounting Firm

To the Trustees of Scudder Institutional Funds and the Shareholders of Scudder Inflation Protected Plus Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder Inflation Protected Plus Fund (the "Fund") at September 30, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the period July 8, 2005 (commencement of operations) through September 30, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

Boston, Massachusetts November 23, 2005	PricewaterhouseCoopers LLP
Tax Information (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $34,000 as capital gain dividends for its year ended September 30, 2005, of which 100% represents 20% rate gains.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Investment Management Agreement Approval

The Board of Trustees of the Scudder Institutional Funds (the "Trust") received information from Deutsche Asset Management Inc. (the "Advisor") to assist them in their consideration of the Scudder Inflation Protected Plus Fund's (the "Fund") investment management agreement (the "Investment Management Agreement") on June 27, 2005. The Board considered each of the factors set forth below. As the Fund is newly established, the Board could not consider Fund performance or profitability of the Advisor with respect to the Fund. The Board understood that it would be provided with the opportunity at future annual contract renewal meetings to consider the continuation of the Investment Management Agreement and would have information available at that time regarding the Fund's performance and profitability data of the Advisor with respect to the Fund.

In determining to approve the Fund's investment management agreement, the Board considered factors that it believes relevant to the interests of Fund shareholders, including:

Nature, Extent and Quality of Services to Be Provided under the Investment Management Agreement. The Board, acting through a designated committee of the Board (the "Committee"), received information about the nature, extent and quality of the services to be provided by the Advisor under the Investment Management Agreement. The Board's evaluation of the services to be provided by the Advisor took into account the Board's knowledge and familiarity gained as Board members of other funds in the Scudder family of funds, including the Advisor's services provided to other funds in the Scudder family of funds. The Committee reviewed information provided about the investment strategies employed by and the qualifications and experience of the Fund's portfolio managers. Based on this information, including a report from the Committee chair, the Board concluded that the services to be provided by the Advisor were similar to those currently provided by the Advisor to other funds that are overseen by the Board, pursuant to management contracts that the Board had approved and renewed from year to year.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided under the Investment Management Agreement.

Management Fees and Expense Ratios. In approving the Investment Management Agreement, the Board considered the reasonableness of the investment management fees to be paid by the Fund in light of the nature, extent and quality of the management services to be provided, as described above. The Board reviewed fee information provided by the Advisor about comparable funds (i.e., funds with investment objectives and policies similar to those of the Fund) managed by the Advisor or its affiliates and comparable funds advised by unaffiliated managers. The Advisor provided the Board with comparable fee information about other mutual funds in the Lipper Treasury Inflation Protected Bond category. The Advisor informed the Board that during the first year of the Fund's operations, it would cap the total annual operating expenses for each share class so that the expenses of Class A, Class B and Class C shares would be approximately equal to the average of the expenses of the corresponding classes of shares of funds in the Lipper Treasury Inflation Protected Bond category. The Board noted that after giving effect to expense caps, the expenses of Institutional Class and Class S shares would be higher than the average of the expenses of the corresponding classes of shares of funds in the Lipper Treasury Inflation Protected Bond category. The Board took note of the Advisor's commitment to cap the Fund's total expenses at the proposed levels, although it acknowledged that the commitment was voluntary and could be modified or terminated at any time. In this connection, the Board took into account that the proposed management fee contained breakpoints at which the fee would decline as assets under management grew.

The Board concluded that the proposed management fee was reasonable based on its comparability to the fee rates charged to other affiliated and unaffiliated comparable funds, the fact that the Fund's proposed fee rate, after giving effect to expense caps, was approximately equal to the average fee rates charged to funds in its peer groups and the existence of breakpoints that would serve to lower the fee as assets grew.

Advisor Profitability. In analyzing the expenses expected to be incurred by the Advisor with respect to the Fund, the Board members took note of the information they had received with respect to other funds they oversee regarding the profitability of the mutual fund business to the Advisor and its affiliates. As noted above, the Board also considered the anticipated fees and expenses of the Fund in comparison to those of other funds managed by the Advisor and to funds in the Lipper Treasury Inflation Protected Bond category. Since the Fund is newly established, the Board did not have available specific data regarding the profitability of the Advisor with respect to the Fund.

Other Benefits to the Advisor. In reviewing the reasonableness of the investment management fee, the Board concluded that affiliates of the Advisor would benefit from the Advisor's relationship with the Fund. The Board approved the applicability to the Fund of certain contracts between the Trust and affiliates of the Advisor under which those affiliates would serve as the Fund's principal underwriter and transfer agent, and would receive compensation for their services in the form of sales commissions, deferred sales charges, fees to be paid under Rule 12b-1 plans and transfer agency fees. The Board concluded that these services were necessary for the operation of the Fund and that the Advisor's affiliates could provide services the nature and quality of which were at least equal to those provided by unaffiliated third parties and at fees that were fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality. The Board further recognized that it had approved procedures under which the Fund would be permitted to use broker-dealer affiliates of the Advisor as brokers in securities transactions, subject to the conditions that the affiliate will provide the Fund with price and execution at least as favorable and a commission rate comparable to those provided by unaffiliated broker-dealers in similar transactions. The Board concluded that the benefits to the Advisor and its affiliates were a necessary result of the Advisor's being part of a diverse financial services organization providing a wide variety of services to investment companies, and noted that the Fund should be able to benefit from the Advisor's experience and resources. The Board further reviewed the Advisor's use of research services received from broker-dealers that will execute transactions on behalf of the Fund and concluded that while such research services may benefit the Advisor, the Fund should also benefit from the Advisor's receipt of such services. In light of the anticipated costs of providing investment management and other services to the Fund, the potential profits and other ancillary benefits the Advisor and its affiliates might be expected to receive were considered reasonable.

Economies of Scale. The Board members, in functioning as Board members for other funds in the Scudder family of funds, had reviewed the Advisor's methodology for allocating the expenses of operating the funds in the complex. As noted above, the Board members took into account that the proposed management fee would be capped during the first year of the Fund's operations and contained breakpoints at which the fee would decline as assets under management grew, and discussed with the Advisor whether those breakpoints were reasonable in light of the expected growth of the Fund. The Trustees indicated that they would further consider the appropriateness of the breakpoints in the future based upon the Fund's future growth.

The Board did not focus on any specific factor as the determining factor in deciding whether to approve the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout this process.

Trustees and Officers

Independent Trustees
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
Richard R. Burt 2/3/47 Trustee since 2002

Chairman, Diligence LLC (international information collection and risk-management firm) (September 2002 to present); Chairman, IEP Advisors, Inc. (July 1998 to present); Member of the Board, Hollinger International, Inc.[3] (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (July 1996 to present). Director, The Germany Fund, Inc. (since 2000), The New Germany Fund, Inc. (since 2004), The Central Europe and Russia Fund, Inc. (since 2000). Formerly, Partner, McKinsey & Company (consulting) (1991-1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985-1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998-February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996-June 2001) and Anchor Gaming (gaming software and equipment) (March 1999-December 2001); Chairman of the Board, Weirton Steel Corporation[3] (April 1996-2004).

		51
S. Leland Dill 3/28/30 Trustee since 2002	Trustee, Phoenix Euclid Market Neutral Fund (since May 1998), Phoenix Funds (25 portfolios) (since May 2004) (registered investment companies); Retired (since 1986). Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986); Director, Vintners International Company Inc. (wine vintner) (June 1989-May 1992), Coutts (USA) International (January 1992-March 2000), Coutts Trust Holdings Ltd., Coutts Group (private bank) (March 1991-March 1999); General Partner, Pemco (investment company) (June 1979-June 1986); Trustee, Phoenix Zweig Series Trust (September 1989-May 2004).	49
Martin J. Gruber 7/15/37 Trustee since 2002	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1964); Trustee (since January 2000) and Chairman of the Board (since February 2004), CREF (pension fund); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies). Formerly, Trustee, TIAA (pension fund) (January 1996-January 2000); Director, S.G. Cowen Mutual Funds (January 1985-January 2001); Trustee of the TIAA-CREF mutual funds (February 2004-March 2005).	49
Richard J. Herring 2/18/46 Trustee since 2002	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000).	49
Graham E. Jones 1/31/33 Trustee since 1993	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of 7 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998).	49
Rebecca W. Rimel 4/10/51 Trustee since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to present).	49
Philip Saunders, Jr. 10/11/35 Trustee since 2002	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986).	49
William N. Searcy 9/3/46 Trustee since 1993	Private investor (since October 2003); Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989-October 2003).	49
Interested Trustee
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years	Number of Funds in the Fund Complex Overseen
William N. Shiebler[4] 2/6/42 Trustee since 2004	Vice Chairman, Deutsche Asset Management ("DeAM) and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990-1999).	120
Officers
Name, Date of Birth, Position with the Fund and Length of Time Served[1,2]	Business Experience and Directorships During the Past 5 Years
Vincent J. Esposito[6,8] 6/8/56 President since 2005

Managing Director[3], Deutsche Asset Management (since 2003); Vice President of Central European Equity Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc. (since 2003) (registered investment companies); Vice Chairman and Director of The Brazil Fund, Inc. (2004-present); formerly, Managing Director, Putnam Investments (1991-2002)

Paul H. Schubert[6] 1/11/63 Chief Financial Officer since 2004 Treasurer since June 2005

Managing Director[5], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds at UBS Global Asset Management (1994-2004).

John Millette[7] 8/23/62 Secretary since 2003	Director[5], Deutsche Asset Management.
Patricia DeFilippis[6,8] 6/21/63 Assistant Secretary since 2005	Vice President, Deutsche Asset Management (since June 2005); Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)
Daniel O. Hirsch 3/27/54 Assistant Secretary since 2003

Consultant. Formerly, Managing Director, Deutsche Asset Management (2002-2005); Director, Deutsche Asset Management (1999-2002), Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange Commission (1993-1998); Director, Deutsche Global Funds Ltd. (2002-2004)

Elisa D. Metzger 9/15/62 Assistant Secretary since 2005	Director, Deutsche Asset Management (since September 2005); Counsel, Morrison and Foerster LLP (1999-2005)
Caroline Pearson[7] 4/1/62 Assistant Secretary since 2002	Managing Director[5], Deutsche Asset Management.
Scott M. McHugh[7] 9/13/71 Assistant Treasurer since 2005	Director[5], Deutsche Asset Management.
Kathleen Sullivan D'Eramo[7] 1/25/57 Assistant Treasurer since 2003	Director[5], Deutsche Asset Management.
John Robbins[6,8] 4/8/66 Anti-Money Laundering Compliance Officer since 2005	Managing Director[3], Deutsche Asset Management (since 2005); formerly, Chief Compliance Officer and Anti-Money Laundering Compliance Officer for GE Asset Management (1999-2005)
Philip Gallo[6] (1962) 8/2/62 Chief Compliance Officer since 2004	Managing Director[5], Deutsche Asset Management (2003-present). Formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)

1 Unless otherwise indicated, the mailing address of each Trustee and officer with respect to fund operations is One South Street, Baltimore, MD 21202.

2 Length of time served represents the date that each Trustee or officer first began serving in that position with Scudder Institutional Funds of which this fund is a series.

3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

4 Mr. Shiebler is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Shiebler is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates. Mr. Shiebler's business address is 345 Park Avenue, New York, New York 10154.

5 Executive title, not a board directorship

6 Address: 345 Park Avenue, New York, New York 10154

7 Address: Two International Place, Boston, Massachusetts 02110

8 Elected on September 29, 2005

The fund's Statement of Additional Information includes additional information about the fund's Trustees. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.

Account Management Resources

For shareholders of Classes A, B, C and Institutional Class

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Institutional Class
Nasdaq Symbol	TIPAX	TIPTX	TIPCX	TIPIX
CUSIP Number	811162-817	811162-791	811162-783	811162-775
Fund Number	454	654	754	854

For shareholders of Class S

Automated Information Lines	SAILTM (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	myScudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — myScudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Class S
Nasdaq Symbol	TIPSX
Fund Number	354
Notes

ITEM 2.         CODE OF ETHICS.

As of the end of the period, September 30, 2005, Scudder Institutional Funds has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors/Trustees has determined that the Fund has at least one "audit committee financial expert" serving on its audit committee: Mr. S.
Leland Dill. This audit committee member is "independent," meaning that he is not an "interested person" of the Fund (as that term is defined in Section
2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert"
designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                      SCUDDER INFLATION PROTECTED PLUS FUND
                      FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP
("PWC"), the Fund's independent registered public accounting firm, billed to the
Fund during the Fund's last two fiscal years. For engagements with PWC entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its
Chairman (or, in his absence, any other member of the Audit Committee).

     Services that the Fund's Independent Registered Public Accounting Firm
                               Billed to the Fund

------------- ----------- ------------------- ------------------- --------------
 Fiscal Year   Audit Fees                                           All Other
    Ended        Billed      Audit-Related     Tax Fees Billed to  Fees Billed
September 30,    to Fund  Fees Billed to Fund         Fund         to Fund
------------- ----------- ------------------- ------------------- --------------
2005           $42,800             $0                   $0                $0
------------- ----------- -------------------- ------------------ --------------
2004*            n/a              n/a                   $0                $0
------------- ----------- -------------------- ------------------ --------------
* Fund commenced operations July 8, 2005.

The above "Audit- Related Fees" were billed for agreed upon procedures performed and the above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

  Services that the Fund's Independent Registered Public Accounting Firm Billed
              to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche
Investment Management Americas, Inc. ("DeIM" or the "Adviser"), and any entity controlling, controlled by or under common control with DeIM ("Control
Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service
Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two fiscal years.

--------------- --------------------- ---------------------- -------------------
                    Audit-Related                                    All
                   Fees Billed to       Tax Fees Billed to   Other Fees Billed
 Fiscal Year        Adviser and            Adviser and         to Adviser and
    Ended         Affiliated Fund        Affiliated Fund      Affiliated Fund
September 30,    Service Providers      Service Providers    Service Providers
--------------- --------------------- ---------------------- -------------------
2005                  $309,400              $136,355                 $0
--------------- --------------------- ---------------------- -------------------
2004                  $613,907                 $0                    $0
--------------- --------------------- ---------------------- -------------------
The "Audit-Related Fees" were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures.

                               Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund's last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that
PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund's operations and financial reporting. The Audit
Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC's independence.

------------- ---------- ---------------- --------------- ----------------------
                             Total
                         Non-Audit Fees
                           billed to
                          Adviser and
                          Affiliated          Total
                         Fund Service       Non-Audit
                           Providers       Fees billed
                          (engagements      to Adviser
                             related            and
                Total    directly to the    Affiliated
              Non-Audit    operations       Fund Service
                 Fees     and financial       Providers
               Billed      reporting         (all other
Fiscal Year   to Fund     of the Fund)      engagements)    Total of (A), (B)
  Ended
September 30,    (A)          (B)                (C)             and (C)
------------- ---------- ---------------- --------------- ----------------------
2005              $0         $136,355          $89,635          $225,990
------------- ---------- ---------------- --------------- ----------------------
2004              n/a           $0           $1,356,816        $1,356,816
------------- ---------- ---------------- --------------- ----------------------

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for
DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not Applicable

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Inflation Protected Plus Fund, a
                                    series of Scudder Institutional Funds

By:                                 /s/Vincent J. Esposito
                                    ---------------------------
                                    Vincent J. Esposito
                                    President

Date:                               December 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Inflation Protected Plus Fund, a
                                    series of Scudder Institutional Funds

By:                                 /s/Vincent J. Esposito
                                    ---------------------------
                                    Vincent J. Esposito
                                    President

Date:                               December 2, 2005

By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               December 2, 2005